Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand	$ 5,204	$ 159	$ 4,623
Checking accounts and demand deposits	54,752,776	1,669,801	55,972,581
Cash equivalents (time deposits with original maturity of less than three months)	21,734,844	662,850	11,307,314
Cash and cash equivalents,total	$ 76,492,824	$ 2,332,810	$ 67,284,518	$ 2,051,983	$ 58,040,394	$ 76,073,345